Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our board of directors has established six grant dates for purposes of granting awards under our 2021 Plan (each an “Established Grant Date”). It is our policy not to purposely accelerate or delay the public release of material information in consideration of a pending equity grant to allow the grantee to benefit from a more favorable stock price. Awards granted to Section 16 persons are subject to approval by our compensation committee (or board of directors in the case of the Chief Executive Officer and President and the Executive Chairman) and, unless otherwise determined by our board of directors or compensation committee, would be granted on the next available Established Grant Date after the applicable compensation committee or board approval (with vesting commencement to be the same day as the Established Grant Date). While we have granted stock options to employees, including some of our named executive officers, in the past, we do not currently grant stock options, stock appreciation rights, or similar instruments with option-like features and have no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K.
Award Timing Method	Our board of directors has established six grant dates for purposes of granting awards under our 2021 Plan (each an “Established Grant Date”). It is our policy not to purposely accelerate or delay the public release of material information in consideration of a pending equity grant to allow the grantee to benefit from a more favorable stock price. Awards granted to Section 16 persons are subject to approval by our compensation committee (or board of directors in the case of the Chief Executive Officer and President and the Executive Chairman) and, unless otherwise determined by our board of directors or compensation committee, would be granted on the next available Established Grant Date after the applicable compensation committee or board approval (with vesting commencement to be the same day as the Established Grant Date). While we have granted stock options to employees, including some of our named executive officers, in the past, we do not currently grant stock options, stock appreciation rights, or similar instruments with option-like features and have no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K.
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	true